INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVENTORIES
Raw materials	¥ 1,487,226	$ 209,471	¥ 886,336
Packaging and other supplies	651,634	91,781	289,537
Pre-made food and beverage items	65,140	9,175	30,594
Inventory, net	¥ 2,204,000	$ 310,427	¥ 1,206,467